Events after the Consolidated Statement of Financial Position date - Additional Information (Detail) - CAD ($) $ in Millions			3 Months Ended	12 Months Ended
	Dec. 01, 2025	Jan. 06, 2025	Jan. 31, 2026	Oct. 31, 2025
Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in associate	20.00%
Colombia Costa Rica and Panama [Member]
Disclosure of non-adjusting events after reporting period [line items]
Gains (losses) on exchange differences on translation of foreign operations, net of tax				$ 249
Proportion of ownership interest in associate		20.00%
Colombia Costa Rica and Panama [Member] | Other Segment [Member]
Disclosure of non-adjusting events after reporting period [line items]
Gains (losses) on exchange differences on translation of foreign operations, net of tax			$ 300